Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, gross	$ 11,013	$ 11,227
Accumulated depreciation	5,810	5,833
Property and equipment, net	5,203	5,394
Land
Property and equipment, gross	1,071	1,112
Land Improvements
Property and equipment, gross	182	184
Buildings
Property and equipment, gross	6,237	6,249
Equipment
Property and equipment, gross	$ 3,523	$ 3,682